Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

9. Stock-Based Compensation

The Company recorded stock-based compensation expense in the following categories on the accompanying condensed consolidated statements of operations for the periods presented (in thousands):

	Three Months Ended March 31,
	2026	2025
Cost of revenue	$15	$3
General and administrative	326	201
Sales and marketing	54	1
Research and development	36	3
	$431	$208

9. Stock Based Compensation

In 2023, the Company’s Board of Directors adopted the 2022 Equity Incentive Plan (the “2022 Plan”) and reserved an amount of shares of Common Stock equal to 10% of the number of shares of Common Stock of OneMedNet immediately following the Business Combination. The 2022 Plan is also subject to annual increases to be added on the first day of each fiscal year equal to 5% of the number of outstanding shares on the immediately preceding December 31 (subject to a maximum annual increase of 1,000,000 shares). On January 1, 2025, the number of shares available for issuance under the 2022 Plan was increased by 1,000,000 shares of common stock. There were 3,769,571 stock-based awards available for issuance at December 31, 2025 under the 2022 Plan.

Time-Based Stock Options

The Company has historically granted stock options to employees, directors, and consultants with vesting subject to continued service over time. Accordingly, stock compensation expense for such awards is recognized using a straight-line attribution model over the vesting term.

During the year ended December 31, 2024, the Company granted 147,000 fully vested stock options to a former executive of the Company at an exercise price of $1.00. The stock options were forfeited without exercise 90 days after his termination of service with the Company and they were no longer outstanding at December 31, 2024. There was no other stock option activity during the year ended December 31, 2024, and there was no stock option activity during the year ended December 31, 2025.

The Company recorded stock-based compensation expense of $0.03 million during the year ended December 31, 2024. The fair value was estimated using the Black-Scholes option pricing, pursuant to which the weighted-average grant date fair value was $0.23. The following table summarizes the assumptions used in calculating the fair value of the stock options granted.

December 31, 2024
Risk-free interest rate	4.5%
Expected dividend yield	0.0%
Expected term in years	2.50
Expected volatility	64.5%

The expected term is applied to the time-based stock option grant group as a whole, as the Company does not expect substantially different exercise or post-vesting termination behavior among the Company’s employees, directors, and consultants. The risk-free interest rate is based on a U.S. treasury instrument, whose term is consistent with the expected term of the stock options. The Company’s stock price volatility assumption is based on historical volatility of a group of peer companies with similar characteristics to the Company and who have similar risk profiles and positions within the industry. The Company accounts for forfeitures as they occur.

As of December 31, 2025, there was no unrecognized stock compensation related to unvested stock options.

Time-Based RSUs

The Company has historically granted RSUs to employees, directors, and consultants with vesting subject to continued service over time. Accordingly, stock compensation expense for such awards is recognized using a straight-line attribution model over the vesting term. The fair value of each time-based RSU is based on the closing price of the Company’s Common Stock on the date of grant.

The following table summarizes activity for time-based RSUs for the year ended December 31, 2025:

		Weighted
	Number of	Average Grant
	Awards	Date Fair Value
Unvested at December 31, 2024	1,067,125	$0.52
Granted	2,566,043	1.33
Vested	(1,239,078)	0.84
Cancelled	(59,650)	0.43
Unvested at December 31, 2025	2,334,440	$1.24

During the year ended December 31, 2025, the Company issued a total of 970,574 shares of its Common Stock to settle vested RSUs, of which 518,278 were vested but not yet issued as of December 31, 2024. As of December 31, 2025, there were a total of 876,812 RSUs that were vested but had not yet been settled by the Company.

The fair value of time-based RSUs vested during the year ended December 31, 2025 was $1.0 million. As of December 31, 2025, the total unrecognized compensation related to unvested time-based RSUs granted was $1.8 million, which the Company expects to recognize over a weighted-average period of approximately 2.50 years.

Shares Issued to Consulting Firm

In November 2025, the Company issued 30,000 shares of Common Stock to a consulting firm for approximately 6 months of services. The Company recorded stock-based compensation expense of $0.1 million related to this arrangement for the year ended December 31, 2025. The fair value was determined using the closing price of the Company’s Common Stock of $2.34 on the grant date. As of December 31, 2025, there was no unrecognized stock compensation related to this arrangement.

The Company recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the periods presented (in thousands):

	Year Ended December 31,
	2025	2024
Cost of revenue	$55	$17
General and administrative	1,787	585
Sales and marketing	75	6
Research and development	115	20
Total stock-based compensation expense	$2,032	$628